SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2         -   SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company and its subsidiary are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from remeasurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise

C.	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiary. All material inter-company transactions and balances have been eliminated.

D.	Cash Equivalents

Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.

E.	Marketable Debt Securities

The Company accounts for its investments in marketable securities in accordance with ASC  320-10 (formerly known as SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities").

Management determines the appropriate classification of the Company's investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Held-to-maturity securities include debt securities for which the Company has the intent and ability to hold to maturity. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available-for-sale.

During 2009 the company sold all of its marketable securities investments.

F.	Allowance for doubtful accounts

The allowance for doubtful accounts has been made on the specific identification basis. The Company maintains an allowance for doubtful accounts, which management believes adequately covers all anticipated losses in respect of trade receivables. As of December 31, 2011 and 2010 no amounts for doubtful accounts were required.

G.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined as follows:

Raw materials, components and finished products - on the moving average basis.

Work-in-process - on the basis of actual manufacturing costs.

H.	Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment	3-7 years
Furniture and fixtures	10-15 years

Leasehold improvements are amortized by the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

The Company periodically assesses the recoverability of the carrying amount of property and equipment based on expected undiscounted cash flows. If an asset's carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 (formerly known as SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets").

I.	Revenue Recognition

The Company recognizes revenue upon the shipment of its products to the customer provided that persuasive evidence of an arrangement exists, title has been transferred, the price is fixed, collection of resulting receivables is probable and there are no remaining significant obligations. The Company generally provides a warranty period for up to 12 months at no extra charge. No warranty provision has been recorded for any of the reported periods, since based on the past experience, such amounts have been insignificant.

J.	Research and Development Expenses

Research and development expenses, net of third-parties grants, are expensed as incurred. The Company has no obligation to repay the grants, if sales are not generated.

K.	Deferred Income Taxes

Deferred income taxes are provided for temporary differences between the assets and liabilities, as measured in the financial statements and for tax purposes, at tax rates expected to be in effect when these differences reverse, in accordance with ASC 740-10 (formerly SFAS No. 109, "Accounting for Income Taxes").

L.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC 260-10 (formerly SFAS No. 128, "Earnings per Share") using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.

M.	Stock-based compensation

The Company applies ASC 718-10 (formerly SFAS No. 123(R), "Share Based Payment"). The Company's net profit (loss) for the year ended December 31, 2011, 2010 and 2009 includes $0, $43 and $483 of compensation expenses related to the Company's share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2011, 2010 and 2009:

	2 0 1 1	2 0 1 0	2 0 0 9

Risk-free interest rate	none	none	1.44%-2.9%
Expected life (in years)	none	none	0.1-3.00
Expected volatility (*)	none	none	43%-81%
Expected dividend yield	none	none	none

The Company is utilizing the simplified method, to determine the expected life used in fair valuation of newly granted awards. We believe that recent business structural changes have made historical information less relevant and reliable and, consequently, we implemented the simplified method.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company's employee stock options. No adjustments to previous years assumptions have been made.

(*) Volatility is determined using historical quotes commensurate with expected term of the option under evaluation.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company's stock at NASDAQ on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC 718-10-55-28. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

N.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)
As of December 31, 2011, the Company had cash and cash equivalents that totaled to $5,321 all of which are deposited in a major Israeli financial institution. As of December 31, 2010, the Company had cash and cash equivalents that totaled to $4,357 all of which are deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound.

(ii)	Most of the Company's revenues are generated in Asia and Europe from a small number of customers (see Note 12). The Company generally does not require security from its customers.

P.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.

Q.	Reclassification

Certain prior years amounts have been reclassified in conformity with current year's financial statements presentation.

R.	Recently Issued Accounting Pronouncements

In January 2010, the FASB issued, "Fair Value Measurements and Disclosures", that requires reporting entities to make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The FASB also clarified existing fair-value measurement disclosure guidance about the level of disaggregation, inputs, and valuation techniques. The new and revised disclosures are required to be implemented in interim or annual periods beginning after December 15, 2009, except for the gross presentation of the Level 3 rollforward, which is required for annual reporting periods beginning after December 15, 2010. The adoption of this update did not have a material impact on the Company's consolidated financial statements.